Summary of Significant Accounting Principles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Principles [Abstract]
Schedule of Dilutive Common Stock Equivalents	The Company had the following dilutive common stock equivalents as of June 30, 2024 and 2023 which were excluded from the calculation because their effect was anti-dilutive:
	June 30, 2024	June 30, 2023
Outstanding restricted stock units	136,690	93,156
Outstanding stock options	72,563	96,934
Outstanding warrants	2,388,068	2,009,600
Common shares convertible from preferred stock	2,625,016	—
Total	5,222,337	2,199,690
The Company had the following dilutive common stock equivalents as of December 31, 2023 and 2022 which were excluded from the calculation because their effect was anti-dilutive.
	December 31, 2023	December 31, 2022
Outstanding restricted stock units	76,916	131,858
Outstanding stock options	102,089	89,889
Outstanding warrants	1,927,600	9,600
Total	2,106,605	231,347